Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,500
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered	750,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,250
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2028
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99951
Maximum Aggregate Offering Price	$ 999,510,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,957.37
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2029
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99889
Maximum Aggregate Offering Price	$ 998,890,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,903.43
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2031
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99829
Maximum Aggregate Offering Price	$ 998,290,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,851.23
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2033
Amount Registered	1,250,000,000
Proposed Maximum Offering Price per Unit | shares	0.99773
Maximum Aggregate Offering Price	$ 1,247,162,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,503.14
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2036
Amount Registered	2,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99816
Maximum Aggregate Offering Price	$ 1,996,320,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 173,679.84
Offering Note

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.